Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	$ 356,602	$ 342,030	$ 378,510
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	59,959	54,351
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	58,175	65,697
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	49,902	51,325
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	40,325	43,571
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	35,393	35,764
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases Liabilities	$ 112,848	$ 91,322